                                                         RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

                   PROSPECTUS SUPPLEMENT -- OCT. 16, 2006*
            RIVERSOURCE(SM) REAL ESTATE FUND (8/29/06) S-6281-99 E

Effective Oct. 10, 2006, the Portfolio Manager subsection of the Investment Manager section has been revised to read as follows:

The portfolio manager responsible for the Fund's day-to-day management is:
Julene Melquist, Portfolio Manager

o  Managed the Fund since 2005.

o  Joined RiverSource Investments in 2005 as a Portfolio Manager.

o Analyst and Portfolio Manager at U.S. Bancorp Asset Management from 1994 to 2005.

o  Began investment career in 1993.

o  MBA, University of St. Thomas.

The rest of the section remains the same.

------------------------------------------------------------------------------
S-6281-1 A (10/06)
Valid until next update
*Destroy May 30, 2007

                                                         RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

               STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                            DATED OCT. 16, 2006*

FUND NAME                                                SAI DATE AND FORM #
-------------------------------------------------------------------------------
RiverSource(SM) Real Estate Fund                      (Sept. 29, 2006) S-6500 M

Effective Oct. 10, 2006, Table 20. Portfolio Managers, has been revised as follows:

                                                   TABLE 20. PORTFOLIO MANAGERS
                                  -------------------------------------------------------
                                         OTHER ACCOUNTS MANAGED (excluding the fund)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            OWNERSHIP    POTENTIAL
FUND          PORTFOLIO MANAGER   NUMBER AND TYPE   APPROXIMATE TOTAL   PERFORMANCE BASED    OF FUND     CONFLICTS    STRUCTURE OF
                                    OF ACCOUNT**       NET ASSETS          ACCOUNTS(a)        SHARES    OF INTEREST   COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             $10,001-
Real Estate    Julene Melquist         None                                                  $50,000      (2),(3)         (31)
-----------------------------------------------------------------------------------------------------------------------------------

The rest of this section remains the same.


------------------------------------------------------------------------------
S-6500-9 A (10/06)
*Valid until Oct. 30, 2006